[LOGO OF VANTAGE INVESTMENT ADVISORS]








                                                  Lincoln National
                                                  Social Awareness Fund, Inc.
                                                  Semi-Annual Report
                                                  June 30, 2000

Lincoln National Social Awareness Fund, Inc.

Index

     Commentary

     Statement of Net Assets

     Statement of Operations

     Statements of Changes in Net Assets

     Financial Highlights

     Notes to Financial Statements

Lincoln National
Social Awareness Fund, Inc.

Managed by: [LOGO OF VANTAGE INVESTMENT ADVISORS]


For the six-month period ended June 30, 2000, the Fund returned 1.9% (net of fees) outperforming its benchmark, the S&P 500 Index, return of -0.5%.

Equity markets have delivered mixed results in the first half of 2000, with some segments delivering modest positive returns and others falling into negative territory. Mid and large-cap growth stocks continued to dominate mid and large-cap value stocks year-to-date. The year began much the same way 1999 ended, with growth outperforming value by substantial margins. In March, a significant reversal took place, as uncertainty around the future direction of interest rates sent stocks lower, with growth stocks and technology stocks taking the hardest hit. Small and mid-cap stocks outperformed large-cap stocks year-to-date, as many smaller stocks have not ascended to the valuations of some of their larger counterparts.

The Fund selects undervalued stocks with above average earnings growth. The extent to which the market rewarded these fundamentally attractive companies, this contributed positively to relative returns. The Fund has a smaller average market capitalization than the S&P 500 Index and a lower weight in oil and pharmaceutical companies. The exposure to smaller companies significantly boosted relative returns but higher oil prices and the perceived insensitivity to an economic downturn led oil and pharmaceutical companies higher, slightly hurting relative returns.

The Vantage Investment Team

                            Social Awareness Fund 1

Lincoln National
Social Awareness Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 2000
Investments:

                                        Number              Market
Common Stock:                           of Shares           Value
---------------------------------------------------------------------------
Banking, Finance & Insurance: 20.8%
---------------------------------------------------------------------------
Allstate                                417,800           $ 9,296,050
AmSouth Bancorporation                  159,800             2,516,850
American Express                        205,900            10,732,538
American International Group            289,300            33,992,750
Bank of America                         419,400            18,034,200
Bank One                                173,800             4,616,563
Bear Stearns                             82,000             3,413,250
Chase Manhattan                         326,400            15,034,800
Cigna                                   151,900            14,202,650
Citigroup                               601,800            36,258,450
Comerica                                272,700            12,237,413
Conseco                                 470,400             4,586,400
Edwards (A.G.)                          420,200            16,387,800
Federal National Mortgage               276,500            14,429,844
First Union                             293,200             7,275,025
Marsh & McLennan                         89,600             9,357,600
Mellon Financial                         99,200             3,614,600
Merrill Lynch                           119,700            13,765,500
Metris                                  196,500             4,937,063
MGIC Investment                          65,600             2,984,800
Morgan (J.P.)                           205,900            22,674,738
Morgan Stanley Dean Witter              394,000            32,800,500
National City                           454,000             7,746,375
Paine Webber Group                      360,500            16,402,750
PMI Group                               147,600             7,011,000
PNC Financial Group                      83,800             3,928,125
SEI                                      97,200             3,869,775
SLM Holding                             254,100             9,512,869
SouthTrust                              101,100             2,287,388
St. Paul                                 74,400             2,538,900
T. Rowe Price Associates                240,000            10,200,000
Unionbancal                             138,000             2,561,625
UnumProvident                           187,700             3,765,731
Washington Mutual                       202,400             5,844,300
---------------------------------------------------------------------------
                                                          368,818,222
Buildings & Materials: 1.3%
---------------------------------------------------------------------------
American Standard*                       77,900             3,193,900
Centex                                  155,800             3,661,300
D.R. Horton                             211,000             2,861,688
Kaufman & Broad Home                    370,700             7,344,494
Martin Marietta Materials                67,800             2,741,663
York International                      104,500             2,730,063
---------------------------------------------------------------------------
                                                           22,533,108
Business Services: 1.3%
---------------------------------------------------------------------------
Deluxe                                  218,300             5,143,694
Paychex                                 192,300             8,076,600
Tech Data*                              100,000             4,356,250
Young & Rubicam                          96,000             5,490,000
---------------------------------------------------------------------------
                                                           23,066,544
Cable, Media & Publishing: 7.6%
---------------------------------------------------------------------------
Dow Jones                               208,000            15,236,000
Dun & Bradstreet                        176,700             5,058,038
Gannett                                 276,100            16,514,231
Harte-Hanks                             127,500             3,187,500
InterPublic Group                       214,000             9,202,000
Knight-Ridder                           222,900            11,855,494
McGraw-Hill                             326,100            17,609,400
New York Times                          408,100            16,119,950
Omnicom Group                           263,700            23,485,781
R.H.Donnelley                            94,900             1,838,688
Time Warner                             107,200             8,147,200
Valassis Communications                  75,800             2,889,875
Viacom Class B*                          46,300             3,157,081
---------------------------------------------------------------------------
                                                          134,301,238

                                        Number              Market
                                        of Shares           Value
---------------------------------------------------------------------------
Chemicals: 1.1%
Avery Dennison                          146,700          $  9,847,238
Beckman Coulter                         116,100             6,777,338
Lubrizol                                115,300             2,421,300
---------------------------------------------------------------------------
                                                           19,045,876
Computers & Technology: 19.3%
---------------------------------------------------------------------------
3Com*                                    78,400             4,517,800
Adobe Systems                            28,200             3,666,000
America Online*                         381,500            20,124,125
Apple Computer*                         208,600            10,925,425
Autodesk                                 72,100             2,500,969
Automatic Data Processing                64,900             3,476,206
BMC Software*                            60,700             2,214,602
Cisco Systems*                        1,202,600            76,440,263
Compaq Computer                         289,900             7,410,569
Computer Associates International       210,100            10,754,494
Compuware*                              232,500             2,412,188
Comverse Technology*                    106,900             9,941,700
Dell Computer*                          396,400            19,547,475
EMC                                     469,200            36,099,075
Gateway*                                101,200             5,743,100
Lexmark International Group A*           38,200             2,568,950
Linear Technology                       122,400             7,825,950
Macromedia*                              42,000             4,060,875
Micron Technology                        45,600             4,015,650
Microsoft*                              725,700            58,056,000
Oracle*                                 348,300            29,278,969
Pitney Bowes                            153,900             6,156,000
SDL*                                     10,000             2,851,875
Teradyne*                                28,400             2,087,400
Xerox                                   344,000             7,138,000
Yahoo*                                   31,000             3,840,125
---------------------------------------------------------------------------
                                                          343,653,785
Consumer Products: 3.7%
---------------------------------------------------------------------------
Avon Products                           270,700            12,046,150
Clorox                                  202,600             9,079,013
Corning                                 143,500            38,727,063
Gillete                                  76,500             2,672,719
United Stationers                        77,600             2,512,300
---------------------------------------------------------------------------
                                                           65,037,245
Electronics & Electrical Equipment: 5.6%
---------------------------------------------------------------------------
Advanced Micro Devices*                  52,500             4,055,625
Altera*                                 154,200            15,718,763
Arrow Electronics*                       72,500             2,247,500
Atmel*                                   66,400             2,448,500
Avnet                                   144,000             8,532,000
AVX                                     178,000             4,082,875
Broadcom-Class A*                        22,800             4,991,775
Conexant Systems*                        58,000             2,820,250
JDS Uniphase*                            76,400             9,158,450
Microchip Technology*                   162,600             9,473,991
Molex                                    51,300             2,468,813
National Semiconductor*                 104,000             5,902,000
Sanmina*                                141,000            12,055,500
Teleflex                                 73,700             2,731,506
Vishay Intertechnology*                 126,000             4,780,125
Waters*                                  64,700             8,075,369
---------------------------------------------------------------------------
                                                           99,543,042
Energy: 4.6%
---------------------------------------------------------------------------
Apache                                  164,700             9,686,419
Barrett Resources*                      102,100             3,107,669
BJ Services*                             40,200             2,512,500
BP Amoco - ADR                          449,100            25,402,219
Enron                                   498,400            32,146,800
Equitable Resources                     101,900             4,916,675
Questar                                 161,200             3,123,250
---------------------------------------------------------------------------
                                                           80,895,532
Food, Beverage & Tobacco: 2.9%
---------------------------------------------------------------------------
Flowers Industries                      315,000             6,280,313
General Mills                           193,200             7,389,900
Interstate Bakeries                     146,300             2,048,200
McCormick & Company                     316,400            10,283,000

                            Social Awareness Fund 2

                                        Number              Market
Food, Beverage & Tobacco (Cont.)        of Shares           Value
---------------------------------------------------------------------------
Quaker Oats                             156,600          $ 11,764,575
Ralston-Purina Group                    217,800             4,342,388
Suiza Foods*                            186,200             9,100,525
---------------------------------------------------------------------------
                                                           51,208,901
Healthcare & Pharmaceuticals: 9.2%
---------------------------------------------------------------------------
Amgen*                                  301,900            21,208,475
Bergen Brunswig Class A                 612,300             3,367,650
Boston Scientific*                      163,000             3,575,813
Cardinal Health                         286,005            21,164,370
C.R.Bard                                329,400            15,852,375
ICN Pharmaceuticals                     116,900             3,251,281
IMS Health                              220,000             3,960,000
IVAX                                    176,700             7,333,050
Lilly (Eli)                             549,300            54,861,338
McKesson HBOC                           460,600             9,643,813
Medtronic                               177,700             8,851,682
Mylan Laboratories                      350,100             6,389,325
UnitedHealth Group                       53,600             4,596,200
---------------------------------------------------------------------------
                                                          164,055,372
Industrial Machinery: 1.6%
---------------------------------------------------------------------------
Applied Materials*                      248,000            22,475,000
Ingersoll-Rand                          148,700             5,985,175
---------------------------------------------------------------------------
                                                           28,460,175
Leisure, Lodging & Entertainment: 1.9%
---------------------------------------------------------------------------
McDonald's                              236,600             7,793,013
Walt Disney                             667,900            25,922,869
---------------------------------------------------------------------------
                                                           33,715,882
Metals & Mining: 0.1%
---------------------------------------------------------------------------
Worthington Industries                  219,800             2,307,900
---------------------------------------------------------------------------

Real Estate: 0.1%
---------------------------------------------------------------------------
Felcor Lodging Trust                    125,200             2,316,200
---------------------------------------------------------------------------

Retail: 6.4%
---------------------------------------------------------------------------
Albertson's                             270,000             8,977,500
Federated Department Stores*            182,100             6,145,875
Great Atlantic & Pacific Tea            102,000             1,695,750
Home Depot                              441,700            22,057,394
Lowe's                                   78,300             3,215,194
Ross Stores                             149,300             2,547,431
Safeway*                                275,000            12,409,375
Sears, Roebuck                          162,200             5,291,775
Staples*                                181,600             2,792,100
Tiffany*                                 57,200             3,861,000
TJX Companies New                       215,500             4,040,625
Tupperware                              250,400             5,508,800
Wal-Mart Stores                         563,400            32,465,925
Zale*                                    70,400             2,569,600
---------------------------------------------------------------------------
                                                          113,578,344
Telecommunications: 10.0%
---------------------------------------------------------------------------
ADC Telecommunications*                  43,500             3,648,563
ALLTEL                                  211,400            13,093,570
BellSouth                               952,500            40,600,313
Copper Mountain Networks*                28,000             2,467,500
Nortel Networks*                        268,800            18,345,600
Qualcom*                                 91,100             5,466,000
SBC Communications                    1,134,000            49,045,500
Tellabs*                                113,000             7,733,438
U.S.West                                239,300            20,519,975
Vodafone Group PLC - ADR                 60,100             2,490,394
Worldcom*                               309,800            14,212,075
---------------------------------------------------------------------------
                                                          177,622,928
Transportation & Shipping: 1.1%
---------------------------------------------------------------------------
CNF Transportation                      122,000             2,775,500
Delta Air Lines*                        143,000             7,230,438
Tidewater                               161,100             5,799,600
UAL                                      81,200             4,724,825
---------------------------------------------------------------------------
                                                           20,530,363
Utilities: 0.7%
---------------------------------------------------------------------------
Sprint*                                 241,400            12,311,400
---------------------------------------------------------------------------

                                        Number              Market
                                        of Shares           Value
---------------------------------------------------------------------------
Total Common Stock: 99.3%
(Cost $1,296,881,000)                                  $1,763,002,057
---------------------------------------------------------------------------

                                        Par
Money Market Instruments:               Amount
---------------------------------------------------------------------------

Associates Corporation North America
  6.85% 7/3/00                        $3,000,000          $ 3,000,000
Gillette
  7.03% 7/5/00                         3,300,000            3,300,000
Marsh USA
  6.72% 7/10/00                        6,000,000            5,989,950
---------------------------------------------------------------------------

Total Money Market Instruments: 0.7%
(Cost $12,289,950)                                        $12,289,950
---------------------------------------------------------------------------

Total Investments: 100.0%
(Cost $1,309,170,950)                                   1,775,292,007
---------------------------------------------------------------------------

Other Assets Over Liabilties: 0.0%                            389,770
---------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $41.618 per share
based on 42,666,467 shares
issued and outstanding)                                $1,775,681,777
---------------------------------------------------------------------------

Components of Net Assets at June 30, 2000:
---------------------------------------------------------------------------
Common Stock, par value $.01 per share,
100,000,000 authorized shares                          $      426,665
Paid in capital in excess of par value
of shares issued                                        1,090,628,017
Undistributed net investment income                         6,429,660
Accumulated net realized gain on
investments and futures contracts                         212,076,378
Net unrealized appreciation of investments                466,121,057
---------------------------------------------------------------------------

Total Net Assets                                       $1,775,681,777
---------------------------------------------------------------------------

* Non-income producing security.

ADR - American Depository Reciept

See accompanying notes to financial statements.

                            Social Awareness Fund 3

Lincoln National Social Awareness Fund, Inc.

Statement of Operations - Unaudited
Six months ended June 30, 2000


Investment income:
 Dividends                                                      $   9,497,781
------------------------------------------------------------------------------
 Interest                                                             337,630
------------------------------------------------------------------------------
  Total investment income                                           9,835,411
------------------------------------------------------------------------------

Expenses:
 Management fees                                                    2,934,225
------------------------------------------------------------------------------
 Accounting fees                                                      313,352
------------------------------------------------------------------------------
 Printing and postage                                                  78,833
------------------------------------------------------------------------------
 Legal fees                                                            20,910
------------------------------------------------------------------------------
 Custody fees                                                          16,224
------------------------------------------------------------------------------
 Directors fees                                                         2,100
------------------------------------------------------------------------------
 Other                                                                 46,885
------------------------------------------------------------------------------
                                                                    3,412,529
------------------------------------------------------------------------------
 Less expenses paid indirectly                                         (6,778)
------------------------------------------------------------------------------
  Total expenses                                                    3,405,751
------------------------------------------------------------------------------
Net investment income                                               6,429,660
------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and futures contracts:
 Net realized gain on investment transactions                     206,515,102
------------------------------------------------------------------------------
 Net realized loss on future contracts                               (314,132)
------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
 of investments and futures contracts                            (185,602,562)
------------------------------------------------------------------------------
Net realized and unrealized gain on investments
and futures contracts                                              20,598,408
------------------------------------------------------------------------------
Net increase in net assetsresulting from operations              $ 27,028,068
------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                            Six months
                                                            ended
                                                            6/30/2000          Year ended
                                                            (Unaudited)        12/31/99
                                                          -------------------------------------
Changes from operations:
 Net investment income                                      $     6,429,660    $    14,764,136
-----------------------------------------------------------------------------------------------
 Net realized gain on investments and futures contracts         206,200,970        145,416,386
-----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
  of investments and futures contracts                         (185,602,562)       108,381,735
-----------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations             27,028,068        268,562,257
-----------------------------------------------------------------------------------------------
Distributions to shareholders from: Net investment income        (1,414,566)       (13,349,570)
-----------------------------------------------------------------------------------------------
 Net realized gain on investments                              (138,910,178)       (75,921,751)
-----------------------------------------------------------------------------------------------
  Total distributions to shareholders                          (140,324,744)       (89,271,321)
-----------------------------------------------------------------------------------------------
Net decrease in net assets
resulting from capital share transactions                       (57,200,148)      (101,343,266)
-----------------------------------------------------------------------------------------------

 Total increase (decrease) in net assets                       (170,496,824)        77,947,670
-----------------------------------------------------------------------------------------------

Net Assets, beginning of period                               1,946,178,601      1,868,230,931
-----------------------------------------------------------------------------------------------
Net Assets, end of period                                    $1,775,681,777     $1,946,178,601
-----------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            Social Awareness Fund 4

Lincoln National Social Awareness Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout each period)

                                              Six months
                                              ended
                                              6/30/00      Year ended December 31,
                                              (Unaudited)  1999         1998          1997         1996        1995
                                            -----------------------------------------------------------------------------
Net asset value, beginning of period          $   44.292   $   40.283   $   35.657    $   27.316   $ 22.590    $  16.642

Income from investment operations:
   Net investment income(2)                        0.156        0.319        0.367         0.364      0.389        0.432
   Net realized and unrealized gain
      on investments and futures contracts         0.726        5.649        6.414         9.447      5.748        6.491
                                            -----------------------------------------------------------------------------
   Total from investment operations                0.882        5.968        6.781         9.811      6.137        6.923
                                            -----------------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income           (0.036)      (0.296)      (0.672)            -     (0.389)      (0.432)
   Distributions from net realized gain on
       investment transactions                    (3.520)      (1.663)      (1.483)       (1.470)    (1.022)      (0.543)
                                            -----------------------------------------------------------------------------
   Total dividends and distributions              (3.556)      (1.959)      (2.155)       (1.470)     (1.411)     (0.975)
                                            -----------------------------------------------------------------------------
Net asset value, end of period                $   41.618   $   44.292   $   40.283    $   35.657   $  27.316   $  22.590
                                            -----------------------------------------------------------------------------

Total Return(1)                                     1.89%       15.44%       19.89%        37.53%      28.94%      42.83%

Ratios and supplemental data:
   Ratio of expenses to average net assets          0.39%(3)     0.38%        0.38%         0.41%       0.46%       0.50%
   Ratio of net investment income
       to average net assets                        0.73%(3)     0.79%        1.10%         1.37%       1.58%       2.21%
   Portfolio Turnover                              29.03%       23.77%       37.55%        34.84%      45.90%      54.02%
   Net assets, end of period (000 omitted)    $1,775,682   $1,946,179   $1,868,231    $1,255,494    $636,595    $297,983

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Per share information for the periods ended June 30, 2000 & December 31, 1999 & 1998 were based on the average shares outstanding method.

(3) Annualized.

See accompanying notes to financial statements.

                            Social Awareness Fund 5

Lincoln National Social Awareness Fund, Inc.

Notes to Financial Statements - Unaudited

June 30, 2000

The Fund: Lincoln National Social Awareness Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation. The Fund buys stocks of established companies, which adhere to certain specific social criteria.

1. Significant Accounting Policies

Investment Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 2000, the custodial fees offset arrangements amounted to $6,778.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor, Vantage Investment Advisors, an affiliate of the Advisor, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 2000.

Certain officers and directors of the Fund are also officers or directors of the Company and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                            Social Awareness Fund 6

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 2000 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2000 are as follows:

         Aggregate       Aggregate      Gross          Gross           Net
         Cost of         Proceeds       Unrealized     Unrealized      Unrealized
         Purchases       From Sales     Appreciation   Depreciation    Appreciation
         ---------------------------------------------------------------------------
         $516,127,814    $683,739,789   $598,632,411   ($132,511,354)  $466,121,057

4. Supplemental Financial Instrument Information

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. The Fund bears the market risk that arise from changes in the value of these financial instruments. The Fund deposits with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The Fund is subject to the market risks of unexpected changes in the underlying markets and interest rates; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. There were no financial futures contracts open at June 30, 2000.

5. Summary of Changes From Capital Share Transactions

                                               Shares Issued Upon                                   Net Increase (Decrease)
                      Capital                  Reinvestment of           Capital Shares             Resulting From Capital
                      Shares Sold              Dividends                 Redeemed                   Share Transactions
                      --------------------------------------------------------------------------------------------------------
                      Shares     Amount        Shares     Amount         Shares      Amount         Shares    Amount
                      --------------------------------------------------------------------------------------------------------
Six months ended
 June 30, 2000
 (Unaudited):           382,705  $16,832,142   3,325,625  $140,324,744   (4,981,811) $(214,357,034) (1,273,481) $ (57,200,148)


Year ended
 December 31, 1999:   2,357,528   95,474,682   2,261,344    89,271,321   (7,056,003)  (286,089,269) (2,437,131)  (101,343,266)

6. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.




                            Social Awareness Fund 7